Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Schedule of net monetary position (liability)/asset
	Net monetary position (Liability) / Asset
	06.30.19	06.30.18
Functional currency	US$	US$
Argentine Peso	(17,924)	(14,742)
Brazilian Reais	232	93
Bolivian Peso	(77)	(72)
Total	(17,769)	(14,721)

Schedule of derivative contract

	06.30.19
Type of derivative contract	Tons	Margin	Premium paid or (collected)	Derivatives at fair value	Gain / (Loss) for valuation at fair value at year-end
Forward:
Sales
Corn	123,905	35	-	(28)	(33)
Soybeans	184,592	129	-	(36)	(20)
Wheat	26,200	9	-	-	-
Cotton	423	-	-	3	-
Purchase
Corn	86,262	(2)	-	3	3
Soybeans	61,284	(21)	-	4	4
Wheat	4,100	(1)	-	(1)	(1)
Options:
Sale put
Corn	25,949	-	-	(15)	(6)
Soybeans	54,407	-	-	(46)	74
Wheat	-	-	1	-	(1)
Cotton	1,473	-	-	(1)	-
Livestock	16,500	-	-	(1)	-
Purchase put
Corn	-	-	(1)	-	1
Wheat	-	-	(1)	-	1
Sale call
Corn	108,900	54	6	10	3
Soybeans	131,765	52	(1)	17	18
Wheat	14,400	2	(1)	3	4
Purchase call
Corn	-	-	(1)	(6)	2
Soybeans	-	-	(8)	-	-
Total	848,590	257	(6)	(94)	54

	06.30.18
Type of derivative contract	Tons	Margin	Premium paid or (collected)	Derivatives at fair value	Gain / (Loss) for valuation at fair value at year-end
Forward:
Sales
Corn	17,323	1	-	(5)	(8)
Soybeans	73,274	14	(1)	19	86
Ethanol	2,100	-	-	2	5
Options:
Sale put
Corn	82,323	-	-	(9)	59
Purchase put
Soybeans	(25,330)	2	1	(5)	(8)
Sale call
Corn	2,000	1	1	-	(2)
Total	151,690	18	1	2	132

Schedule of liquidity risk management

	06.30.19
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	4,089	31	27	23	56	4,226
Borrowings (excluding finance lease liabilities)	12,210	4,874	1,595	5,564	330	24,573
Finance lease obligations	8	-	-	-	232	240
Derivative financial instruments	160	-	-	-	-	160
Total	16,467	4,905	1,622	5,587	618	29,199

	06.30.18
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	4,902	-	-	-	-	4,902
Borrowings (excluding finance lease liabilities)	6,043	2,453	1,451	1,207	6,060	17,214
Finance lease obligations	23	2	2	-	213	240
Derivative financial instruments	177	25	-	-	-	202
Total	11,145	2,480	1,453	1,207	6,273	22,558

Schedule of capital structure of the group

	06.30.19	06.30.18
Gearing ratio (i)	57.02%	60.00%
Debt ratio (ii)	218.38%	112.63%

(i)	Calculated as total debt over total capital (including equity plus total debt).
(ii)	Calculated as total debt over total properties at fair value (including trading properties, properties, plant and equipment, investment properties, farmland rights to receive units under barter agreements).

Operation Center In Argentina [Member]
Statement Line Items [Line Items]
Schedule of net monetary position (liability)/asset
	Net monetary position (Liability) / Asset
	06.30.19	06.30.18
Functional currency	US$	US$
Argentine Peso	(14,787)	(20,729)
Uruguayan Peso	(192)	(573)
Total	(14,979)	(21,302)

Schedule of liquidity risk management

	06.30.19
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,538	234	102	1	270	2,145
Borrowings (excluding finance lease liabilities)	9,173	13,687	2,649	1,732	15,303	42,544
Purchase obligations	1,278	-	-	-	-	1,278
Finance lease obligations	11	4	1	-	-	16
Derivative financial instruments	13	8	4	1	-	26
Total	12,013	13,933	2,756	1,734	15,573	46,009

	06.30.18
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,825	198	18	15	5	2,061
Borrowings (excluding finance lease liabilities)	5,969	12,114	12,146	1,923	17,813	49,965
Finance lease obligations	11	9	3	-	-	23
Derivative financial instruments	-	-	-	-	72	72
Total	7,805	12,321	12,167	1,938	17,890	52,121

Schedule of capital structure of the group
	06.30.19	06.30.18
Gearing ratio (iii)	53.60%	29.62%
Debt ratio (iv)	47.54%	39.70%

Operation Center In Israel [Member]
Statement Line Items [Line Items]
Schedule of liquidity risk management

	06.30.19
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	15,123	298	143	-	-	15,564
Borrowings (excluding finance lease liabilities)	46,984	38,377	40,660	63,834	137,223	327,078
Finance lease obligations	24	24	-	-	-	48
Purchase obligations	2,996	955	525	346	-	4,822
Derivative financial instruments	24	-	-	-	-	24
Total	65,151	39,654	41,328	64,180	137,223	347,536

	06.30.18
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	12,080	1,191	1,326	-	-	14,597
Borrowings (excluding finance lease liabilities)	29,733	26,639	22,256	23,734	114,113	216,475
Finance lease obligations	16	-	-	-	-	16
Purchase obligations	3,921	1,823	639	347	229	6,959
Derivative financial instruments	8	-	-	-	-	8
Total	45,758	29,653	24,221	24,081	114,342	238,055

Schedule of capital structure of the group

	06.30.19	06.30.18
Gearing ratio (iii)	89.57%	74.67%
Debt ratio (iv)	149.40%	148.46%

(iii)	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
(iv)	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).